FINANCIAL INCOME AND FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income And Financil Expenses [Abstract]
Schedule of Financial Income (Expense), Net

		12.31.2025	12.31.2024	12.31.2023
Financial income:
Interest on cash and cash equivalents and financial investments		95.2	98.8	105.8
Derivative financial instruments		81.9	88.0	—
Warrants: adjustment to fair value		77.9	78.1	—
Interest on receivables		24.5	43.1	13.7
Financial structuring		—	—	8.3
Adjustment to fair value of Financing to customers		—	—	0.4
Taxes over Financial revenue		(3.3)	(5.0)	(3.2)
Gain from modification of a financial liability	18(ii)	26.6	—	—
Others		13.3	8.1	3.6
		316.1	311.1	128.6
Financial expenses:
Interest on loans and financing		(167.8)	(191.7)	(213.7)
Long-term incentives - phantom shares		(244.3)	(113.2)	(31.4)
Warrants: adjustment to fair value		(73.3)	(42.6)	(29.6)
Adjustment to fair value of Financing to customers		(45.9)	(31.0)	—
Other interest and banking operations		(20.8)	(19.9)	(14.8)
IOF - (tax on financial transactions)		(2.7)	(1.5)	(12.2)
Interest on taxes, social charges and contributions		(8.4)	(0.9)	(7.3)
Financial restructuring costs		—	—	(3.2)
Others		(51.8)	(14.8)	(9.7)
		(615.0)	(415.6)	(321.9)